Note 19 - Leases - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance	$ 208	$ 313
Additions to lease liability	265	67
Finance cost - Leases (note 19)	10	22	$ 31
Lease payments	(182)	(184)
Foreign currency movement	(7)	(10)
Balance	$ 294	$ 208	$ 313